Payments, by Category - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Suncor Energy Inc	Fort Hills Energy Limited Partnership	Syncrude Canada Ltd
Payments:
Taxes	$ 2,821,500	$ 63,760	$ 59,180
Royalties	2,165,720	212,390	1,235,830
Fees	44,710	14,000	16,990
Bonuses			760
Total Payments	$ 5,031,930	$ 290,150	$ 1,312,760